EQUITY	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Equity [Abstract]
EQUITY

NOTE 11. EQUITY

Authorized Capital

On September 28, 2017, the Company filed an Article of Amendment authorizing 5,000,000,000 shares of common stock, par value $0.001 per share (the “Common Stock”) and 20,000,000 shares of Preferred Stock, par value $0.001 (the “Preferred Stock”). The Board may issue shares of Preferred Stock in one or more series and fix the rights, preferences and privileges thereof, including voting rights, terms of redemption, redemption prices, liquidation preferences, number of shares constituting any series or the designation of such series, without further vote or action by the stockholders.

Preferred Stock

Effective May 19, 2017, the Company amended its Articles of Incorporation to designate 1,000,000 shares, which increased to 5,000,000 on June 16, 2021, of preferred stock as Series A Preferred Stock, with a par value of $0.001 per share. Each share of Series A ranks, with respect to dividend rights and rights upon liquidation, winding up or dissolution of the Company, the same as the common stock of the Company, par value $0.001 per share and is not entitled to any specific dividends or other distributions, other than those declared by the Board of Directors. Each share of Series A has 400 votes on any matter submitted to the shareholders of the Company, and the Series A votes together with the holders of the outstanding shares of all other capital stock of the Company (including the Common Stock and any other series of preferred stock then outstanding), and not as a separate class, series or voting group on any such matter. The Series A is not transferrable by the holder, and may be redeemed by the Company at any time for the par value. In the event that the holder of Series A who is an employee or officer of the Company leaves their position as an employee or officer of the Company for any reason, the Series A held by that holder will be automatically cancelled and will revert to being authorized and unissued shares of Series A. The Series A is not convertible into any other class of shares of the Company.

Additionally, the Board authorized 5,760,000 shares of the Company’s Series B Convertible Preferred Stock (“Series B”) pursuant to the acquisition of Cognitive Apps.

Each share of Series B shall be convertible, at the option of the holder thereof, beginning 12 months from the date of issuance, and thereafter at any time and from time to time, and without the payment of additional consideration by the holder thereof, into that number of fully paid and nonassessable shares of common stock (whether whole or fractional) that have a fair market value, in the aggregate, equal to the Series B conversion price.

The Series B conversion price shall initially be equal to $1.00 and shall be subject to adjustment as provided below. Fair market value shall mean, as of any date of determination, 80% of average of the 5 lowest closing prices for a share of common stock on the principal exchange or market on which such shares are then trading for the 20 trading days immediately preceding such date. Notwithstanding the foregoing, in no case shall the fair market value multiplied by the total number of shares issued and outstanding be less than $5,000,000.

In conjunction with the acquisition of Belfrics, the Company filed a designation authorizing and designating 3,500,000 shares of Series C Convertible Preferred Stock (“Series C”).

Each share of Series C shall be convertible, at the option of the holder thereof, beginning 12 months from the date of issuance, and thereafter at any time and from time to time, and without the payment of additional consideration by the holder thereof, into that number of fully paid and non-assessable shares of common stock (whether whole or fractional) that have a fair market value, in the aggregate, equal to the Series C conversion price.

The Series C conversion price shall initially be equal to $10.00 and shall be subject to adjustment as provided below. Fair market value shall mean, as of any date of determination, 80% of average of the 5 lowest closing prices for a share of common stock on the principal exchange or market on which such shares are then trading for the 20 trading days immediately preceding such date. Notwithstanding the foregoing, in no case shall the fair market value multiplied by the total number of shares issued and outstanding be less than $5,000,000.

Stock and Incentive Plan

On April 20, 2017, the Company adopted the Life Clips, Inc. 2017 Stock and Incentive Plan under which the Company may issue nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock grants and units, performance units and awards of cash. A maximum of 20,000,000 shares of common stock may be issued under the plan, representing in excess of 1% of the number of the Company’s currently outstanding shares. Awards under the plan will be made at the discretion of the Board of Directors, although no awards have been made to date. Accordingly, the Company cannot currently determine the amount of awards that will be made under the plan.

NOTE 9. EQUITY

Authorized Capital

On September 28, 2017, the Company filed Articles of Amendment authorizing 5,000,000, shares of common stock, par value $0.001 per share (the “Common Stock”) and 20,000,000 shares of Preferred Stock, par value $0.001 (the “Preferred Stock”). The Board may issue shares of Preferred Stock in one or more series and fix the rights, preferences and privileges thereof, including voting rights, terms of redemption, redemption prices, liquidation preferences, number of shares constituting any series or the designation of such series, without further vote or action by the stockholders.

Preferred Stock

Effective May 19, 2017, the Company amended its Articles of Incorporation to designate 1,000,000 shares of preferred stock as Series A Preferred Stock, with a par value of $0.001 per share (the “Series A Stock”). Each share of Series A Stock ranks, with respect to dividend rights and rights upon liquidation, winding up or dissolution of the Company, the same as the common stock of the Company, par value $0.001 per share (the “Common Stock”) and is not entitled to any specific dividends or other distributions, other than those declared by the Board of Directors. Each share of Series A Stock has 400 votes on any matter submitted to the shareholders of the Company, and the Series A Stock votes together with the holders of the outstanding shares of all other capital stock of the Company (including the Common Stock and any other series of preferred stock then outstanding), and not as a separate class, series or voting group on any such matter. The Series A Preferred Stock is not transferrable by the holder, and may be redeemed by the Company at any time for the par value. In the event that the holder of Series A Preferred Stock who is an employee or officer of the Company leaves their position as an employee or officer of the Company for any reason, the Series A Preferred Stock held by that holder will be automatically cancelled and will revert to being authorized and unissued shares of Series A Preferred Stock. The Series A Stock is not convertible into any other class of shares of the Company.

On June 16, 2021, the Board determined that it would be in the best interest of the Company to increase the Company’s authorized Series A Preferred stock to 5,000,000 (Five Million) shares.

Additionally, the Board authorized 5,760,000 (Five Million Seven Hundred and Sixty Thousand) shares of the Company’s Series B preferred pursuant to the acquisition of its Subsidiary. In exchange for the acquisition, the subsidiary received as consideration these Preferred Shares in exchange for each issued and outstanding share of Cognitive Apps common stock at $1.00 per share.

Each share of Series B Preferred Stock shall be convertible, at the option of the holder thereof, beginning 12 months from the date of issuance, and thereafter at any time and from time to time, and without the payment of additional consideration by the holder thereof, into that number of fully paid and nonassessable shares of Common Stock (whether whole or fractional) that have a Fair Market Value, in the aggregate, equal to the Series B Conversion Price. The “Series B Conversion Price” shall initially be equal to $1.00. Such initial Series B Conversion Price, and the rate at which shares of Series B Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment as provided below. “Fair Market Value” shall mean as of any date of determination, the 80% of average of the 5 lowest closing prices for a share of Common Stock on the principal exchange or market on which such shares are then trading for the 20 trading days immediately preceding such date. Notwithstanding the foregoing, in no case shall the Fair Market Value multiplied by the total number of shares issued and outstanding be less than $5,000,000.

Stock and Incentive Plan

On April 20, 2017, the Company adopted the Life Clips, Inc. 2017 Stock and Incentive Plan under which the Company may issue nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock grants and units, performance units and awards of cash. A maximum of 20,000,000 shares of common stock may be issued under the plan, representing in excess of 35% of the number of the Company’s currently outstanding shares. Awards under the plan will be made at the discretion of the Board of Directors, although no awards have been made to date. Accordingly, the Company cannot currently determine the amount of awards that will be made under the plan.

Warrants

The Company did not issue any warrants during the year ended June 30, 2020.

On April 5, 2021, as part of its acquisition of Cognitive Apps, the Company issued the shareholders of the subsidiary warrants to purchase a total of 3,500,000 shares of the Company’s common stock.

Additionally, on April 22, 2021, the Company issued the holder of a convertible note payable, warrants to purchase a total of 30,000,000 shares of the Company’s common stock.

The following table shows the warrants outstanding at June 30, 2021:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Average Intrinsic Value
Outstanding, June 30, 2020	-	$-	-	$-
Granted	33,500,000	0.10	5.00	-

Outstanding, June 30, 2021	33,500,000	0.10	4.75	-
Exercisable, June 30, 2021	33,500,000	$0.10	4.75	$-